Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value
Common stock, shares authorized	499,000,000	499,000,000	499,000,000
Common stock, shares issued		7,764,476	4,972,635
Common stock, shares outstanding		7,764,476	4,972,635
Class A Preferred Stock
Convertible preferred stock, face value	$ 10,000	$ 10,000	$ 10,000
Convertible preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Series One Preferred Stock
Convertible preferred stock, shares authorized	30,000	30,000	30,000
Convertible preferred stock, shares issued		522.5
Convertible preferred stock, shares outstanding		522.5
Convertible preferred stock, liquidation preference	$ 5,616,875	$ 5,421,000
Series Two Preferred Stock
Convertible preferred stock, shares authorized	2,500	2,500	2,500
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding